Income Taxes (Details) - USD ($)	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,675,000	$ 141,000	$ 140,000
Bad debt expense		17,000	0
Stock-based compensation	$ 336,000	155,000
Asset impairment loss		0	40,000
Deferred tax assets		313,000	180,000
Unrealized gain		746,000
Total deferred tax liability		746,000
Total net deferred tax assets (liabilities)		$ (433,000)	$ 180,000